Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity
19.	Equity

A.	Share capital
As of December 31, 2025, the share capital is represented by 30,095,388 class “A” ordinary shares with a par value of US$ 0.01 each and 43,917,577 class “B” ordinary shares with a par value of US$ 0.10 each. The class A shares and class B shares will be entitled to participate equally in distributions made by the Group, with economic entitlement proportionate to the number of shares held (and not the voting power of a shareholder).
On March 4, 2024, the Extraordinary Shareholders Meeting approved: i) the conversion through a reverse stock split of 241,546,679 ordinary shares held by the existing shareholders of class A and B shares on a
5.5-to-one
ratio into class B shares, ii) to increase the share capital by S/ 7,453 thousand through capitalization from “Merge and other reserves” and iii) to increase the par value of the class “B” shares to a par value of US$ 0.1 each. The reverse stock split conversion is effective from March 4, 2024.
In accordance with Codification of Staff Accounting Bulletins Topic 4: Equity Accounts, section C, this reverse stock split has been recognized by the Group retrospectively for the Basic and diluted earnings per share calculation in the consolidated financial statements (note 25).
On March 21, 2024, the Company completed its initial public offering (the “IPO”) of 30,000,000 shares of our Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. As a consequence, the share capital increased by S/ 1,112 thousand and the share premium increased by S/ 1,204,913 thousand and it includes a deduction of S/ 29,957 thousand related to issuance costs previously recorded in “Other assets” as of December 31, 2023 and S/ 31,812 thousand related to issuance costs incurred in 2024. As of December 31, 2024, these issuance costs were reclassified to Share premium.
On August 29, 2024, the Extraordinary Shareholders Meeting approved to increase the share capital by S/ 2 thousand. This amount corresponds to the shares from the Restricted Share Awards 2023 (note 33).
On January 13, 2025, the Extraordinary Shareholders Meeting approved to increase the share capital by S/ 2 thousand. This amount corresponds to the shares from the Restricted Share Awards 2024.
As of December 31, 2025 the share capital structure of the class “B” is as follows:

Range of shareholding percentage	Number of shareholders	Participation percentage
From 0.01 to 0.79	5	2.47
From 0.80 to 2.37	4	9.50
From 2.38 to 9.13	4	29.77
From 9.14 to 58.26	1	58.26

	14	100.00

As of December 31, 2023, the share capital is represented by 241,544,679 class “A” ordinary shares with a par value of US$ 0.01 each. Each share of our common stock represents the same economic interest, except that, as provided in our by-laws,
each year that dividends are distributed, the class A shares benefit from the right to receive a preferred dividend consisting of 100% of any dividends distributed until we have distributed US$ 1 billion in the aggregate in dividends. The excess dividends that the general shareholders’ meeting decides to distribute will be distributed proportionally to the equity interest held by shareholders in both class “A” and class “B” shares.

On July 6, 2023, the Group redomiciled to Luxembourg by way of a merger where Auna S.A.A. (absorbed entity) transferred all its assets and liabilities to Auna S.A. (surviving entity). As a result of the merger, the share capital and share premiums of Auna S.A.A. amounting to S/ 236,547 thousand and S/ 386,045 thousand, respectively, were derecognized. Furthermore, the share capital and retained losses of Auna S.A. amounting to S/ 8,820 thousand and S/ 2,012 thousand, respectively, were recognized. The difference between balances was allocated in “Merge and other reserves”.

B.	Other capital reserves
According to the Companies Act, the Company is required to allocate at least 5% of its annual net income to a legal reserve after deducting accumulated losses. This allocation is required until the reserve equals 10% of paid-in
capital. The legal reserve can be used to compensate losses in the absence of non-distributed
earnings or no restricted reserves and must be restored with future earnings. This reserve may also be capitalized, but it shall be subsequently restored.
As of December 31, 2025, the Group allocated S/ 16,696 thousand to a legal reserve (as of December 2024 and 2023 the Group allocated S/ 13,230 thousand and 23,468 to a legal reserve, respectively).

C.	Translation reserve
Translation reserve includes all exchange differences resulting from the translation of the financial statements of foreign operations. As of December 31, 2025, 2024 and 2023, the Group recognizes the translation differences of the consolidated financial statements of the subsidiary Auna Colombia S.A.S. and Auna México in translation reserve of the consolidated statement of profit or loss and other comprehensive income.

D.	Cost of hedging reserve
The cost of hedging reserve reflects gain or loss on the portion excluded from the designated hedging instrument that relates to the forward element of forward contracts and as well as the time value of purchased collar contracts. It is initially recognized in OCI and accounted for similarly to gains or losses in the hedging reserve.

E.	Hedging reserve
Hedging reserve includes the effective portion of the accumulated net change in the fair value of the hedging instruments used in cash flow hedges with subsequent recognition in profit or loss. This reserve is recognized net of deferred income tax.

F.	Merger and other reserves
On August 31, 2023, a transfer of shares that Auna Salud S.A.C. maintained in Grupo Salud Auna México, S.A. de C.V. was made to transfer them to Auna S.A. This transfer diluted the
Non-controlling
interests held by Auna Salud S.A.C. and its controlled subsidiaries.
On March 21, 2024, the Company, through its subsidiary Auna Salud S.A.C., acquired the non-controlling
interest of Heredia Investments S.A.C., which held 21.2% of Auna Salud S.A.C., through a capital reduction of S/ 1,217,629 thousand. The Group wrote off the non-controlling
interest for S/ 159,910 thousand, with the corresponding debit entry in “Merger and other reserves” for S/ 1,076,628 thousand and credit entry in “Translation reserve” for S/ 18,909 thousand.
As of September 30, 2024, the Group has determined that the precedent conditions of the put and call options over the shares owned by the non-controlling
interest of Oncomédica S.A., agreed in the Share Purchase Agreement signed in the 2022, have not been, and will not be exercised. Therefore, in September 2024, the Group derecognized the put liability for S/ 118,906 thousand, as well as the “merger and other reserves” in equity for S/ 138,251 thousand (which includes S/ 7,099 thousand for the fair value update of the period) and the corresponding translation reserve for S/ 19,345 thousand.

In August 2025, the Group entered into an agreement with the minority shareholder of Oncomédica S.A.S. to acquire an additional of 18.07%
non-controlling
interest in 2031. The purchase consideration will be determined by a valuation mechanism based on multiple of 2031 Oncomédica’s EBITDA. As the minority shareholders retain access to the returns associated with their underlying ownership interest, the Group applied the present-access method. Consequently, the Group recognized a liability for mandatory purchase of non-controlling
interest at its fair value of S/ 68,111 thousand, classified under “Other Accounts Payable” against “Merge and Other Reserves” in equity. As of December 31, 2025, the carrying amount of the liability is S/ 71,722 thousand, reflecting changes in fair value recognized in “Net Finance Costs” for S/ 3,143 thousand (note 24).

G.	Non-controlling interests
The following table summarizes the information related to each of the Group´s subsidiaries that has material NCI, before any intra-group eliminations.

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Total
December 31, 2025
NCI percentage	11.77%	2.18%	0.15%	39.00%	31.19%

Net assets	20,170	(14,362)	821,875	129,444	358,246	1,315,373

Net assets attributable to NCI	2,374	(313)	1,315	50,483	111,737	165,596

Profit (loss)	6,406	(1,916)	35,247	(695)	40,991	80,033
Other Comprehensive Income (OCI)	—	—	23,125	5,782	13,767	42,674

Total comprehensive income	6,406	(1,916)	58,372	5,087	54,758	122,707

Profit allocated to NCI	754	(42)	56	(267)	12,785	13,286
OCI allocated to NCI	—	—	37	2,255	4,294	6,586

Total comprehensive income allocated to NCI	754	(42)	93	1,988	17,079	19,872

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Total
December 31, 2024
NCI percentage	11.77%	2.66%	0.16%	39.00%	31.19%

Net assets	13,764	(10,188)	762,500	124,354	303,485	1,193,915

Net assets attributable to NCI	1,620	(271)	1,220	48,498	94,657	145,724

Profit (loss)	8,497	(2,927)	39,737	(697)	44,152	88,762
Other Comprehensive Income (OCI)	—	—	(42,500)	(16,128)	(37,329)	(95,957)

Total comprehensive income	8,497	(2,927)	(2,763)	(16,825)	6,823	(7,195)

Profit allocated to NCI	1,000	(78)	64	(272)	13,771	14,485
OCI allocated to NCI	—	—	(68)	(6,290)	(11,643)	(18,001)

Total comprehensive income allocated to NCI	1,000	(78)	(4)	(6,562)	2,128	(3,516)

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Auna Salud	Total
December 31, 2023
NCI percentage	30.47%	23.30%	21.38%	51.93%	44.84%	21.20%

Net assets	5,268	(7,293)	611,304	141,179	312,257	(154,070)	908,645

Net assets attributable to NCI	1,605	(1,699)	130,704	73,317	140,016	(32,662)	311,281

Profit (loss)	3,023	(4,782)	20,519	(2,699)	43,470	81,566	141,097
Other Comprehensive Income (OCI)	—	—	96,957	27,064	55,867	188,499	368,387

Total comprehensive income	3,023	(4,782)	117,476	24,365	99,337	270,065	509,484

Profit allocated to NCI	921	(1,114)	4,387	(1,402)	19,492	17,293	39,577
OCI allocated to NCI			20,731	14,055	25,051	39,961	99,798

Total comprehensive income allocated to NCI	921	(1,114)	25,118	12,653	44,543	57,254	139,375

In 2024 and 2023, the Group paid dividends to
non-controlling
shareholders for, S/ 1,150 thousand and S/ 6,841 thousand, respectively.